ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Lease liabilities, current	$ 11,107	$ 8,240
Accrued expenses and other current liabilities	53,486	36,562
Accrued Expenses and Other Current Liabilities [Member]
Government authorities	10,923	8,464
Accrued expenses	20,723	12,879
Unrecognized tax benefits	10,609	5,960
Lease liabilities, current	11,107	8,240
Hedging transaction liabilities	$ 124	$ 1,019